FAIR VALUE MEASUREMENT - Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other current liabilities - hedge instruments
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	$ (24)	$ (10)
Other current liabilities - hedge instruments | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value		(10)
Other current liabilities - hedge instruments | Level 2
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(24)
Other long-term liabilities - contingent payments for business combinations
FAIR VALUE MEASUREMENT
Liabilities measured at fair value		(6)
Other long-term liabilities - contingent payments for business combinations | Level 3
FAIR VALUE MEASUREMENT
Liabilities measured at fair value		(6)
Warrants liability
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(2,525)	(1,485)
Warrants liability | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(2,525)	(1,485)
Other current receivables - hedge instrument
FAIR VALUE MEASUREMENT
Assets measured at fair value	12	68
Other current receivables - hedge instrument | Level 1
FAIR VALUE MEASUREMENT
Assets measured at fair value		$ 68
Other current receivables - hedge instrument | Level 2
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 12